Profit from Operations - Depreciation, Amortisation and Impairment Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Expenses [Line Items]
Impairment of property, plant and equipment	£ 226	£ 174
Venezuela
Other Operating Expenses [Line Items]
Impairment of property, plant and equipment			£ 110